United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210 Gahanna, OH 43230

(Address of principal executive offices) (Zip code)

Foreside Management Services, LLC, 690 Taylor Road, Suite 210 Gahanna, OH 43230

(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 247-9780 – Austin Atlantic Funds
(800) 701-9502 – AAMA Funds

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

AAMA Equity Fund

Ticker: AMFEX

AAMA Income Fund

Ticker: AMFIX

Semi-Annual Report

December 31, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-800-701-9502 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-800-701-9502. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

AAMA Funds
Letter To Shareholders	December 31, 2019

Dear Fellow Shareholders:

Attached is the December 31, 2019 Semi-Annual Report for the AAMA Equity Fund and AAMA Income Fund.

Consensus earnings estimates for constituents in the S&P 500 Index anticipate an acceleration of corporate profits in 2020, although the degree of acceleration has been waning. Earnings for the last 12 months (as of 9/30/19 reporting) increased by 1.7% vs. the year ago period. Earnings for the next 12 months are expected to increase by 10.9%. This number is down from an expected 22.9% increase as of a year ago. Given the sluggish recent history and waning expectations, it is not surprising that stock prices have been increasingly volatile over the last 15 months.

Stock market valuations are above historical average levels and credit spreads are at historically low levels. Therefore both the stock and bond markets may be more susceptible to negative news. We anticipate rising risks in the bond market especially from lower quality issuers. We have maintained a strict, high-quality criteria for bond portfolios, invested primarily in government securities. We are also positioned in relatively short-term bonds as we believe the incremental yield from longer term bonds does not justify the risk to principal should interest rates rise.

We believe that market volatility may remain elevated, in particular if corporate earnings expectations continue to fall or if interest rates increase. Even though day-to-day volatility has remained muted over the last quarter, the last 15 months, since the initial high in the stock market, have seen some dramatic swings in the stock market both up and down.

We encourage you to maintain a strong relationship with your financial advisor, who can assist you and guide you through the continuing volatility of the financial markets. Their expertise in helping you allocate your assets and build portfolios based on your unique goals and objectives can be effective in assisting you to meet your long-term investment objectives.

Thank you for investing in the AAMA Funds.

Sincerely,

Robert D. Baker Co-Portfolio Managers	Philip A. Voelker

1

AAMA Funds
Letter To Shareholders (Continued)

The S&P 500 Index is an unmanaged index, generally representative of the U.S. Stock Market as a whole.

Past performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results. Investing involves risk, including the potential loss of principal. Allocations are subject to change.

AAMA Funds are distributed by Foreside Financial Services, LLC. Advanced Asset Management Advisors, Inc. is the investment adviser to the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. For additional information about the Funds, including fees, expenses, and risks, view our prospectus online at www.aamafunds.com or call 800-701-9502. Read the prospectus carefully before you invest or send money.

2

AAMA Equity Fund
Management Discussion of Fund Performance
December 31, 2019 (Unaudited)

The AAMA Equity Fund returned 8.82% for the six-month period ended December 31, 2019. The capitalization-weighted S&P 500 Index returned 10.92% while an equal-weighted version of the S&P 500 Index companies returned 8.44%. Small company stocks as measured by the S&P Small Cap 600 Index returned 7.99%. Mid-size companies gained 6.96% as measured by the S&P Mid Cap 400 Index. Large company stocks performed better and, within large companies, mega-cap companies boosted the return of the capitalization weighted index. As of December, 2019, the five largest companies represented nearly 20% of the total market value of the S&P 500 Index.

The Equity Fund portfolio holdings reflect relative over-weights in the Technology, Industrial, Consumer and Healthcare sectors. Technology shares have generally led the broad stock market while industrial companies have under-performed.

The largest individual stock contributors to the six-month return were Apple, Inc., Applied Materials, Bristol-Myers Squibb and JP Morgan Chase. We added to the Bristol-Myers position in September. The largest distractors from the six-month return were Corning Inc., Cisco Systems Inc., Boeing Co, and Exxon Mobile. We added to the Corning position in September. Exxon Mobile was sold in October. Our position in Boeing had been reduced a year ago (in January, 2019) and we are looking for clarity on its earnings outlook.

The stock market has experienced increased volatility over the last 15 months. We suspect there are two primary reasons. The first relates to lackluster earnings growth throughout the year 2019 and faltering expectations for 2020. The second relates to Federal Reserve policy which changed from a hawkish tightening position in December, 2018 to a more accommodative policy stance which was adopted starting in July, 2019.

The small and mid-capitalization companies the Fund invest in may be more vulnerable to adverse business or economic events than larger, more established companies. Small and mid-capitalization companies may have limited product lines, markets and management groups.

The S&P 500 Index is an unmanaged index, generally representative of the U.S. Stock Market as a whole. The S&P MidCap 400 Index is an unmanaged index, generally representative of the mid-cap segment of the U.S. equity market. The S&P SmallCap 600 Index is an unmanaged index, generally representative of the small-cap segment of the U.S. equity market. Indexes that are unmanaged, do not reflect fees or expenses and an investor cannot invest directly in an index.

Sectors and allocations are subject to change. Past performance does not guarantee future results.

3

AAMA Equity Fund Schedule of Portfolio Investments December 31, 2019 (Unaudited)
COMMON STOCKS — 46.6%	Shares	Value
AEROSPACE & DEFENSE — 1.1%
Boeing Company (The)	11,000	$3,583,360
Spirit AeroSystems Holdings, Inc. - Class A	8,900	648,632
		4,231,992
AIR FREIGHT & LOGISTICS — 0.6%
United Parcel Service, Inc. - Class B	20,000	2,341,200

BANKS — 4.1%
Bank of America Corporation	123,800	4,360,236
JPMorgan Chase & Company	37,400	5,213,560
Truist Financial Corporation	51,045	2,874,854
U.S. Bancorp	42,900	2,543,541
		14,992,191
BEVERAGES — 0.6%
PepsiCo, Inc.	16,400	2,241,388

BIOTECHNOLOGY — 1.0%
Amgen, Inc.	15,000	3,616,050

BUILDING PRODUCTS — 0.7%
Johnson Controls International plc	47,600	1,937,796
Masco Corporation	13,200	633,468
		2,571,264
COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	71,600	3,433,936

CONSTRUCTION & ENGINEERING — 0.2%
Quanta Services, Inc.	16,100	655,431

CONTAINERS & PACKAGING — 0.7%
Ball Corporation	37,000	2,392,790

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Verizon Communications, Inc.	73,100	4,488,340

ELECTRIC UTILITIES — 0.4%
Exelon Corporation	30,000	1,367,700

4

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 46.6% (Continued)	Shares	Value
ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Company	24,400	$1,860,744

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Corning, Inc.	134,800	3,924,028

ENERGY EQUIPMENT & SERVICES — 0.7%
Schlumberger Ltd.	65,000	2,613,000

FOOD & STAPLES RETAILING — 1.5%
Kroger Company (The)	77,500	2,246,725
Walmart, Inc.	29,100	3,458,244
		5,704,969
FOOD PRODUCTS — 0.7%
Conagra Brands, Inc.	80,000	2,739,200

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Edwards Lifesciences Corporation (a)	9,700	2,262,913
Medtronic plc	15,100	1,713,095
		3,976,008
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Humana, Inc.	8,700	3,188,724
UnitedHealth Group, Inc.	10,400	3,057,392
Universal Health Services, Inc. - Class B	12,100	1,735,866
		7,981,982
HOTELS, RESTAURANTS & LEISURE — 0.8%
Carnival Corporation	55,000	2,795,650

HOUSEHOLD DURABLES — 0.5%
Newell Brands, Inc.	100,000	1,922,000

HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Company (The)	21,900	2,735,310

INTERACTIVE MEDIA & SERVICES — 1.2%
Alphabet, Inc. - Class A (a)	3,400	4,553,926

INTERNET & DIRECT MARKETING RETAIL — 1.2%
Amazon.com, Inc. (a)	2,400	4,434,816

5

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 46.6% (Continued)	Shares	Value
IT SERVICES — 1.8%
Mastercard, Inc. - Class A	11,100	$3,314,349
Visa, Inc. - Class A	17,400	3,269,460
		6,583,809
METALS & MINING — 0.7%
Freeport-McMoRan, Inc.	200,000	2,624,000

MULTI-UTILITIES — 0.4%
Public Service Enterprise Group, Inc.	25,000	1,476,250

OIL, GAS & CONSUMABLE FUELS — 1.2%
Chevron Corporation	17,500	2,108,925
ONEOK, Inc.	33,000	2,497,110
		4,606,035
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Company	70,000	4,493,300
Johnson & Johnson	24,000	3,500,880
Pfizer, Inc.	61,500	2,409,570
		10,403,750
ROAD & RAIL — 1.7%
Norfolk Southern Corporation	14,200	2,756,646
Union Pacific Corporation	19,800	3,579,642
		6,336,288
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Applied Materials, Inc.	93,800	5,725,552
Intel Corporation	64,300	3,848,355
QUALCOMM, Inc.	50,900	4,490,907
Texas Instruments, Inc.	31,700	4,066,793
		18,131,607
SOFTWARE — 3.4%
Adobe, Inc. (a)	13,200	4,353,492
Microsoft Corporation	32,500	5,125,250
Oracle Corporation	57,000	3,019,860
		12,498,602
SPECIALTY RETAIL — 1.9%
Advance Auto Parts, Inc.	20,000	3,203,200
Home Depot, Inc. (The)	17,000	3,712,460
		6,915,660

6

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 46.6% (Continued)	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Apple, Inc.	22,800	$6,695,220

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Company	30,000	1,108,500
W.W. Grainger, Inc.	10,100	3,419,052
		4,527,552
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
T-Mobile US, Inc. (a)	50,300	3,944,526

TOTAL COMMON STOCKS (Cost $128,068,372)		$172,317,214

EXCHANGE-TRADED FUNDS — 36.3%	Shares	Value
iShares Core S&P 500 ETF	101,200	$32,711,888
iShares Core S&P U.S. Growth ETF	239,600	16,206,544
Schwab U.S. Large-Cap ETF	401,700	30,854,577
Vanguard Growth ETF	112,500	20,494,125
Vanguard S&P 500 ETF	115,600	34,194,480
TOTAL EXCHANGE-TRADED FUNDS (Cost $99,374,357)		$134,461,614

U.S. TREASURY OBLIGATIONS — 8.1%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 8.1%
U.S. Treasury Bills (Cost $29,992,371)	1.526% (b)	01/07/20	$30,000,000	$29,994,313

7

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
MONEY MARKET FUNDS — 9.1%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.24% (c) (Cost $33,858,341)	33,858,341	$33,858,341

TOTAL INVESTMENTS (Cost $291,293,441) — 100.1%		$370,631,482

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(519,992)

NET ASSETS — 100.0%		$370,111,490

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of December 31, 2019.
plc - Public Liability Company

Security Allocation (Percentage of Net Assets)
Common Stocks	46.6%
Exchange-Traded Funds	36.3%
U.S. Treasury Obligations	8.1%
Cash Equivalents*	9.0%
Total	100.0%

*	Includes Liabilities in Excess of Other Assets.
See accompanying notes to financial statements.

8

AAMA Income Fund
Management Discussion of Fund Performance
December 31, 2019 (Unaudited)

The AAMA Income Fund returned 0.63% for the six-month period ended December 31, 2019. The Bloomberg-Barclays 1 to 5 year Government/Credit Index returned 1.39% and the Bloomberg-Barclays 1 to 3 year US Treasury index returned 1.10%. Longer term bonds performed somewhat better as indicated by the Aggregate Bond Index return of 2.45%. Low quality bonds as measured by the ICE Bank of America US High Yield Index returned 3.76%.

Over the semi-annual period, we maintained a short-term, high-quality portfolio with an average maturity of just under 2 years and no credit risk. The relatively low incremental yields available in longer term bonds and credit issues are more than over-shadowed by the higher volatility and default risks in longer term issues or junk bonds. A good example is to compare the principal risk in two-year vs. ten-year Treasury Bonds. As of December 31, the two-year yield was 1.58% and the ten-year yield was 1.92%. The ten-year offered a 0.34% incremental yield. If yields were to simply rise by 0.50% on both issues, the price decline in the two-year yield would be 0.97% and the price decline in the ten-year yield would be 4.40%. With longer term yields near historic lows, the relatively higher risk to principal to gain a 0.34% yield advantage does not fit into our risk/reward calculations. Similarly, we believe that, with credit spreads near historic lows, the incremental yield available in credit issues is dwarfed by higher price volatility and principal risk factors.

When the Fund invests in fixed income securities including corporate bonds, the value of the Fund will fluctuate with changes in interest rates. When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value.

The Bloomberg Barclays 1-5 Year U.S. Government/Credit Index is a broad-based benchmark that measures the non-securitized component of the Bloomberg Barclays U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities that have a remaining maturity of greater than or equal to one year and less than five years. Indexes that are unmanaged, do not reflect fees or expenses and an investor cannot invest directly in an index.

Sectors and allocations are subject to change. Past performance does not guarantee future results.

9

AAMA Income Fund Schedule of Portfolio Investments December 31, 2019 (Unaudited)
U.S. GOVERNMENT AGENCIES — 5.6%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK — 3.5%
Federal Home Loan Bank	2.125%	02/11/20	$5,000,000	$5,002,634

FEDERAL HOME LOAN MORTGAGE CORPORATION — 2.1%
Federal Home Loan Mortgage Corporation	2.500%	04/23/20	3,000,000	3,007,998

TOTAL U.S. GOVERNMENT AGENCIES (Cost $7,995,554)				$8,010,632

U.S. TREASURY OBLIGATIONS — 92.1%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES — 92.1%
U.S. Treasury Notes	1.375%	01/15/20	$12,000,000	$11,998,790
U.S. Treasury Notes	1.500%	05/15/20	2,000,000	1,998,984
U.S. Treasury Notes	3.500%	05/15/20	6,000,000	6,040,078
U.S. Treasury Notes	1.625%	07/31/20	10,000,000	9,999,522
U.S. Treasury Notes	1.375%	09/15/20	3,000,000	2,994,414
U.S. Treasury Notes	2.625%	11/15/20	5,000,000	5,041,700
U.S. Treasury Notes	3.625%	02/15/21	7,000,000	7,152,345
U.S. Treasury Notes	2.250%	04/30/21	10,000,000	10,083,043
U.S. Treasury Notes	2.125%	06/30/21	10,000,000	10,077,176
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	10,063,839
U.S. Treasury Notes	2.000%	11/15/21	3,000,000	3,022,850
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	5,027,623
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	5,032,279
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	2,013,209
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	10,107,278
U.S. Treasury Notes	1.750%	01/31/23	5,000,000	5,017,646

10

AAMA Income Fund Schedule of Portfolio Investments (Continued)
U.S. TREASURY OBLIGATIONS — 92.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES — 92.1% (Continued)
U.S. Treasury Notes	1.750%	05/15/23	$10,000,000	$10,031,867
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	10,400,238
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	6,202,990
TOTAL U.S. TREASURY OBLIGATIONS (Cost $131,579,213)				$132,305,871

MONEY MARKET FUNDS — 2.1%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.24% (a) (Cost $3,008,445)	3,008,445	$3,008,445

TOTAL INVESTMENTS (Cost $142,583,212) — 99.8%		$143,324,948

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		242,405

NET ASSETS — 100.0%		$143,567,353

(a)	The rate shown is the 7-day effective yield as of December 31, 2019.

Security Allocation (Percentage of Net Assets)
U.S. Treasury Obligations	92.1%
U.S. Government Agencies	5.6%
Cash Equivalents*	2.3%
Total	100.0%

*	Includes Other Assets in Excess of Liabilities
See accompanying notes to financial statements.

11

AAMA Funds Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
ASSETS
Investments in securities:
At cost	$291,293,441	$142,583,212
At value	$370,631,482	$143,324,948
Cash	123,106	—
Receivable for capital shares sold	72,802	36,898
Dividends and interest receivable	146,016	667,532
TOTAL ASSETS	370,973,406	144,029,378

LIABILITIES
Payable for capital shares redeemed	498,429	361,070
Payable to Adviser	309,819	79,852
Unitary fees payable	53,668	21,103
TOTAL LIABILITIES	861,916	462,025

NET ASSETS	$370,111,490	$143,567,353

Net assets consist of:
Paid-in capital	$290,931,136	$143,083,140
Accumulated earnings	79,180,354	484,213
Net assets	$370,111,490	$143,567,353

Shares of beneficial interest outstanding (unlimited number of shares authorized)	28,789,392	5,727,156

Net asset value, offering price and redemption price per share	$12.86	$25.07

See accompanying notes to financial statements.

12

AAMA Funds Statements of Operations Six Months Ended December 31, 2019 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
INVESTMENT INCOME
Dividends	$3,233,122	$69,714
Interest	217,486	1,371,165
TOTAL INVESTMENT INCOME	3,450,608	1,440,879

EXPENSES
Investment advisory fees	1,752,295	541,856
Unitary fees	307,453	126,777
TOTAL EXPENSES	2,059,748	668,633
Less fees voluntarily waived by the Adviser	—	(68,979)
NET EXPENSES	2,059,748	599,654

NET INVESTMENT INCOME	1,390,860	841,225

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	254,717	—
Net change in unrealized appreciation (depreciation) on investments	28,161,372	59,904
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	28,416,089	59,904

NET INCREASE IN NET ASSETS FROM OPERATIONS	$29,806,949	$901,129

See accompanying notes to financial statements.

13

AAMA Equity Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
FROM OPERATIONS
Net investment income	$1,390,860	$2,902,938
Net realized gains (losses) on investment transactions	254,717	(247,014)
Net change in unrealized appreciation (depreciation) on investments	28,161,372	19,032,235
Net increase in net assets from operations	29,806,949	21,688,159

DISTRIBUTIONS TO SHAREHOLDERS	(2,876,026)	(2,435,351)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	42,946,722	80,885,356
Net asset value of shares issued in reinvestment of distributions to shareholders	2,876,026	2,434,971
Payments for shares redeemed	(38,252,837)	(74,990,274)
Net increase in net assets from capital share transactions	7,569,911	8,330,053

TOTAL INCREASE IN NET ASSETS	34,500,834	27,582,861

NET ASSETS
Beginning of period	335,610,656	308,027,795
End of period	$370,111,490	$335,610,656

CAPITAL SHARE ACTIVITY
Shares sold	3,516,629	7,082,329
Shares reinvested	224,164	236,405
Shares redeemed	(3,132,869)	(6,536,847)
Net increase in shares outstanding	607,924	781,887
Shares outstanding, beginning of period	28,181,468	27,399,581
Shares outstanding, end of period	28,789,392	28,181,468

See accompanying notes to financial statements.

14

AAMA Income Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
FROM OPERATIONS
Net investment income	$841,225	$1,871,708
Net realized losses on investment transactions	—	(212)
Net change in unrealized appreciation (depreciation) on investments	59,904	2,250,313
Net increase in net assets from operations	901,129	4,121,809

DISTRIBUTIONS TO SHAREHOLDERS	(841,299)	(1,876,305)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,292,437	33,909,969
Net asset value of shares issued in reinvestment of distributions to shareholders	841,299	1,876,253
Payments for shares redeemed	(18,453,741)	(37,254,496)
Net decrease in net assets from capital share transactions	(320,005)	(1,468,274)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(260,175)	777,230

NET ASSETS
Beginning of period	143,827,528	143,050,298
End of period	$143,567,353	$143,827,528

CAPITAL SHARE ACTIVITY
Shares sold	688,977	1,369,663
Shares reinvested	33,549	75,762
Shares redeemed	(735,527)	(1,505,211)
Net decrease in shares outstanding	(13,001)	(59,786)
Shares outstanding, beginning of period	5,740,157	5,799,943
Shares outstanding, end of period	5,727,156	5,740,157

See accompanying notes to financial statements.

15

AAMA Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30, 2019		Year Ended June 30, 2018 (a)
Net asset value at beginning of period	$11.91		$11.24		$10.00

Income from investment operations:
Net investment income	0.05		0.10		0.08
Net realized and unrealized gains on investments	1.00		0.66		1.20
Total from investment operations	1.05		0.76		1.28

Less distributions from:
Net investment income	(0.10)		(0.09)		(0.04)

Net asset value at end of period	$12.86		$11.91		$11.24

Total return (b)	8.82	%(c)	6.85%		12.85	%(c)

Net assets at end of period (000’s)	$370,111		$335,611		$308,028

Ratio of total expenses to average net assets (d)	1.17	%(e)	1.18%		1.19	%(e)

Ratio of net expenses to average net assets (d)	1.17	%(e)	0.99	%(f)	0.90	%(e)(f)

Ratio of net investment income to average net assets (g)	0.79	%(e)	0.90	%(f)	0.78	%(e)(f)

Portfolio turnover rate	8	%(c)	20%		5	%(c)

(a)	Inception date of the Fund was June 30, 2017. The Fund commenced operations on July 3, 2017.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or realized capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and administrator had not reduced fees for the years ended June 30, 2019 and 2018.

(c)	Not annualized.
(d)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after fee reductions.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends and distributions by the underlying investment companies in which the Fund invests.
See accompanying notes to financial statements.

16

AAMA Income Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30, 2019		Year Ended June 30, 2018 (a)
Net asset value at beginning of period	$25.06		$24.66		$25.00

Income (loss) from investment operations:
Net investment income	0.15		0.33		0.26
Net realized and unrealized gains (losses) on investments	0.01		0.40		(0.35)
Total from investment operations	0.16		0.73		(0.09)

Less distributions from:
Net investment income	(0.15)		(0.33)		(0.25)

Net asset value at end of period	$25.07		$25.06		$24.66

Total return (b)	0.63	%(c)	2.97%		(0.34	%)(c)

Net assets at end of period (000’s)	$143,567		$143,828		$143,050

Ratio of total expenses to average net assets	0.93	%(d)	0.93%		0.94	%(d)

Ratio of net expenses to average net assets (e)	0.83	%(d)(f)	0.71	%(f)	0.63	%(d)

Ratio of net investment income to average net assets (e)	1.16	%(d)	1.32%		1.05	%(d)

Portfolio turnover rate	13	%(c)	20%		6	%(c)

(a)	Inception date of the Fund was June 30, 2017. The Fund commenced operations on July 3, 2017.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or realized capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and administrator had not reduced fees.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions.
(f)	The impact of the voluntary fee waiver by the Adviser for the periods ended December 31, 2019 and June 30, 2019 was 0.10%(d) and 0.02%, respectively.
See accompanying notes to financial statements.

17

AAMA Funds
Notes to Financial Statements
December 31, 2019 (Unaudited)

1. Organization

AAMA Equity Fund and AAMA Income Fund (individually, a “Fund,” and, collectively, the “Funds” or “AAMA Funds”) are each a separate series of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust operating under a Second Amended and Restated Declaration of Trust dated November 27, 2018. Other series of the Trust are not included in this report. The inception date of the Funds was June 30, 2017. The Funds commenced operations on July 3, 2017, when they began to execute their investment objectives, which included purchasing investments.

AAMA Equity Fund’s investment objective is long-term capital appreciation.

AAMA Income Fund’s investment objective is current income with a secondary objective of preservation of capital.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

18

AAMA Funds
Notes to Financial Statements (Continued)

Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Listed securities, including common stocks and exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the closing prices on the primary exchange where the securities are normally traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in other investment companies, except ETFs, are valued at their reported net asset value (“NAV”). In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are typically valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees (the “Board”) that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost if it is determined that amortized cost approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price has become stale, or an event occurs that materially affects the furnished price) are valued by the Pricing Committee. In these cases, the Pricing Committee determines in good faith, subject to procedures adopted by the Board, the fair value of such securities (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: type of security, nature and duration of any restrictions on disposition of the security, forces that influence the market in which the security is purchased or sold, existence of merger proposals or tender offers, expectation of additional news about the company and volume and depth of public trading in similar securities of the issuer or similar companies. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities will be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

19

AAMA Funds
Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2019, by security type:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$172,317,214	$—	$—	$172,317,214
Exchange-Traded Funds	134,461,614	—	—	134,461,614
U.S. Treasury Obligations	—	29,994,313	—	29,994,313
Money Market Funds	33,858,341	—	—	33,858,341
Total	$340,637,169	$29,994,313	$—	$370,631,482

AAMA Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$8,010,632	$—	$8,010,632
U.S. Treasury Obligations	—	132,305,871	—	132,305,871
Money Market Funds	3,008,445	—	—	3,008,445
Total	$3,008,445	$140,316,503	$—	$143,324,948

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended December 31, 2019.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the AAMA Equity Fund. Dividends arising from net investment income are declared and paid monthly to shareholders of the AAMA Income Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

20

AAMA Funds
Notes to Financial Statements (Continued)

These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by each Fund during the six months ended December 31, 2019 was ordinary income in the amounts of $2,876,026 paid to the shareholders of AAMA Equity Fund and $841,299 paid to the shareholders of AAMA Income Fund. The tax character of distributions paid by each Fund during the year ended June 30, 2019 was ordinary income in the amounts of $2,435,351 paid to shareholders of AAMA Equity Fund and $1,876,305 paid to the shareholders of AAMA Income Fund.

Investment transactions — Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

21

AAMA Funds
Notes to Financial Statements (Continued)

The tax character of accumulated earnings as of December 31, 2019 was as follows:

	AAMA Equity Fund	AAMA Income Fund
Tax cost of portfolio investments	$291,293,441	$142,583,212
Gross unrealized appreciation	$80,000,916	$788,600
Gross unrealized depreciation	(662,875)	(46,864)
Net unrealized appreciation	79,338,041	741,736
Captial loss carryforwards	(411,505)	(257,449)
Other gains (losses)	253,818	(74)
Accumulated earnings	$79,180,354	$484,213

As of June 30, 2019, AAMA Equity Fund and AAMA Income Fund had short-term capital loss carryforwards of $411,505 and $257,449, respectively, for income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. Government securities, were as follows for the six months ended December 31, 2019:

	AAMA Equity Fund	AAMA Income Fund
Purchase of investment securities	$26,410,462	$—
Proceeds from sales and maturities of investment securities	$22,434,055	$—

22

AAMA Funds
Notes to Financial Statements (Continued)

Investment transactions in long-term U.S. Government securities were as follows for the six months ended December 31, 2019:

	AAMA Equity Fund	AAMA Income Fund
Purchase of U.S. Government securities	$—	$35,588,959
Proceeds from sales and maturities of U.S. Government securities	$—	$17,000,000

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by Advanced Asset Management Advisors, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. AAMA Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. AAMA Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

During the six months ended December 31, 2019, the Adviser voluntarily waived its advisory fees in the amount of $68,979 for AAMA Income Fund. These voluntary waivers are not eligible for recovery by the Adviser.

Under the terms of a previous Expense Limitation Agreement, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after the fiscal year that such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, or (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of December 31, 2019, the Adviser may seek repayment of investment advisory fee reductions totaling $1,391,721 and $692,959 from AAMA Equity Fund and AAMA Income Fund, respectively, no later than the dates as stated below:

	AAMA Equity Fund	AAMA Income Fund
June 30, 2021	$804,697	$411,771
June 30, 2022	587,024	281,188
	$1,391,721	$692,959

23

AAMA Funds
Notes to Financial Statements (Continued)

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC (“Foreside”) serves as the Trust’s business manager and administrator. Pursuant to the terms of a Management and Administration Agreement (the “Agreement”) between the Trust, on behalf of the Funds, and Foreside, Foreside performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to, President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust’s compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial reports and filing them with the U.S. Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, Foreside pays all operating expenses of the Trust and the Funds not specifically assumed by the Trust, unless the Trust or the Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Foreside) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders; fees and expenses of Trustees of the Trust who are not interested persons of the Trust, as defined by the 1940 Act (“Independent Trustees”); and all other operating expenses not specifically assumed by the Trust. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust. Foreside Financial Services, LLC serves as the Funds’ principal underwriter and is an affiliate of Foreside. For the services under the Agreement and expenses assumed by Foreside, the Trust, on behalf

24

AAMA Funds
Notes to Financial Statements (Continued)

of the Funds, pays Foreside an annual fee equal to 0.20% of the average daily net assets of the Funds up to $250,000,000 and 0.15% of the average daily net assets of the Funds greater than $250,000,000; subject, however, to an minimum fee of $777,000, effective November 1, 2018. Such expenses are disclosed on the Statements of Operations as “Unitary fees.”

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Funds. The transfer agent services provided by Ultimus to the Funds include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Funds include (i) computing each Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by each Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Funds.

PRINCIPAL HOLDER OF FUND SHARES

As of December 31, 2019, the following account holder owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
AAMA Equity Fund
TD Ameritrade, Inc. (for the benefit of its clients)	73%
AAMA Income Fund
TD Ameritrade, Inc. (for the benefit of its clients)	77%

A beneficial owner of 25% or more of each Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or

25

AAMA Funds
Notes to Financial Statements (Continued)

discount (creating the risk that a Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of December 31, 2019, AAMA Equity Fund had 36.3% of the value of its net assets invested in ETFs.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Trustee Compensation

The Independent Trustees are compensated for their services to the Trust by Foreside as part of the Management and Administration Agreement. Each Independent Trustee received an annual retainer of $14,000 through October 31, 2019 and beginning November 1, 2019 receives an annual retainer of $16,000, and an in person meeting fee of $4,000 for Board meetings and $1,500 for committee meetings. For each telephonic meeting, the attendance fee is $1,000. Collectively, the Independent Trustees were paid $48,000 in fees during the six months ended December 31, 2019 for the entire Trust. Foreside paid Trustee compensation in the amount of $48,000 on behalf of the Funds. In addition, Foreside reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

26

AAMA Funds
Notes to Financial Statements (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

27

AAMA Funds
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2019 through December 31, 2019).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

28

AAMA Funds
About Your Funds’ Expenses (Unaudited)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
AAMA Equity Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,088.20	1.17%	$ 6.18
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.28	1.17%	$ 5.98

AAMA Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,006.30	0.83%	$ 4.20
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.02	0.83%	$ 4.23

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, muliplied by 184/365 (to reflect the one-half year period).

29

AAMA Funds
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available upon request, by calling 1-800-701-9502. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

30

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Investment Advisor
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Business Manager and Administrator
Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

SEMI-ANNUAL REPORT
December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Austin Atlantic Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.AMFFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-247-9780.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Austin Atlantic Funds, you can call 800-247-9780. Your election to receive reports in paper will apply to all funds held with the Austin Atlantic Funds or your financial intermediary.

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	8.1%
1 Mo. London Interbank Offering Rate (LIBOR)	8.1%
Fannie Mae REMICS
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 6.50% Cap), 2.04%(1),(2)		9/25/46	$12,964,093	$12,856,074
Freddie Mac
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor), 1.95%(1),(2)		2/25/23	2,796,714	2,794,963
(Floating, ICE LIBOR USD 1M + 0.34%, 0.34% Floor), 2.04%(1),(2)		8/25/24	3,601,770	3,581,553
Freddie Mac REMICS
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 6.50% Cap), 2.14%(1),(2)		1/15/35	3,119,608	3,111,449
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 6.50% Cap), 2.14%(1),(2)		4/15/38	9,494,836	9,490,059
Government National Mortgage Association
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 2.21%(1),(2)		3/20/49	15,948,161	15,981,990
				47,816,088
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $47,880,933)				47,816,088
FIXED RATE MORTGAGE-RELATED SECURITIES	0.7%
Collateralized Mortgage Obligations	0.7%
Government National Mortgage Association 2.50%		5/20/65	4,140,780	4,140,219

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $4,123,661)				4,140,219

	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	1.5%
Northern Institutional Treasury Portfolio Premier Class, 1.51%*		8,697,664	$8,697,664
TOTAL INVESTMENT COMPANIES
(Cost $8,697,664)			8,697,664
REPURCHASE AGREEMENTS	89.8%
Amherst Pierpont Securities LLC, 2.00%, (Agreement dated 12/18/19 to be repurchased at $30,025,000 on 01/02/20. Collateralized by U.S. Treasuries and Government Mortgage-Backed Securities, 0.00% - 7.50%, with a value of $31,509,725, due at 01/23/20 - 01/01/50)		30,000,000	30,000,000
BCM High Income Fund, L.P., 2.30%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Pools, 4.69% - 5.50%, with a value of $34,042,922, due at 05/25/29 - 06/25/44 and cash equivalents of $1,636,695)		31,825,670	31,825,670
BMO Capital Markets, 2.05%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $46,887,459 due at 02/15/29 - 01/15/45 and cash equivalents of $2,598,195)		34,186,366	34,186,366
Brean Capital, 2.20%, (Agreement dated 12/30/19 to be repurchased at $92,227,436 on 01/06/20. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $96,734,345, due at 11/20/61 - 11/20/69)		92,188,000	92,188,000

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount/ Shares	Value
Cantor, 1.98%, (Agreement dated 12/26/19 to be repurchased at $22,008,470 on 01/02/20. Collateralized by U.S. Government Mortgage-Backed Security, VRN, with a value of $22,544,702, due at 01/20/48)		22,000,000	$22,000,000
Capstead Mortgage, 2.35%, (Agreement dated 12/30/19 to be repurchased at $82,654,751 on 01/06/20. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $86,070,981, due 03/27/27 - 11/25/58)		82,617,000	82,617,000
Capstead Mortgage, 2.45%, (Agreement dated 12/30/19 to be repurchased at $19,468,270 on 01/06/20. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $20,274,459, due 01/25/36 - 10/25/44)		19,459,000	19,459,000
JVB Financial, 2.45%, (Agreement dated 12/03/19 to be repurchased at $52,769,971 on 01/03/20. Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 3.88% - 6.25%, with a value of $54,605,768, due at 12/01/48 - 11/01/49)(3)		52,658,875	52,658,875
JVB Financial, 2.51%, (Agreement dated 12/20/19 to be repurchased at $5,524,581 on 01/21/20. Collateralized by TMC Master Trust Series 2016-M3 Certificates 3.25% - 5.75%, with a value of $5,889,200, due at 12/01/34 - 01/01/50)(3),(4)		5,512,282	5,512,282
Nathan Hale Capital, 2.08%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $2,976,661, due 04/28/26 - 08/20/38)		2,858,000	2,858,000
Performance Trust, 2.20%, (Agreement dated 12/26/19 to be repurchased at $4,414,888 on 01/02/20. Collateralized by U.S. Government Mortgage-Backed Security, VRN, with a value of $4,661,209, due 11/20/49)		4,413,000	4,413,000
Solomon Hess Opportunity Fund, 2.25%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $43,124,550, due 09/15/26 - 01/15/45 and investment line of $2,749,228 cash equivalents of $208,308)		43,504,880	43,504,880
Solomon Hess SBA, 2.25%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $10,198,231, due 08/15/29 - 01/15/43 and investment line of $7,318,310 cash equivalents of $486,289)		10,376,790	10,376,790
Stifel Nicolaus & Co., 1.95%, (Agreement dated 12/30/19 to be repurchased at $100,037,917 on 01/06/20 Collateralized by a U.S. Government Mortgage-Backed Securities, VRN, with a value of $105,457,998, due 08/20/27 - 09/25/49)		100,000,000	100,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $531,599,863)			531,599,863
TOTAL INVESTMENTS
(Cost $ 592,302,121)	100.1%		$592,253,834
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(445,259)
NET ASSETS	100.0%		$591,808,575

*	The rate presented is the 7-day effective yield in effect at December 31, 2019.

(1)	Variable rate security. The rate presented is the rate in effect at December 31, 2019.

(2)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2019 (Unaudited)

(3)	The rates and maturity dates disclosed represent those of the underlying mortgage loans which are used to securitize the Trust Certificate referenced within.

(4)	Illiquid security, maturity date is greater than 7 days.

See notes to financial statements.

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	73.3%
1 Mo. London Interbank Offering Rate (LIBOR)	70.5%
Freddie Mac REMICS
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 2.17%(1),(2)		7/15/34	$3,413,709	$3,409,247
Government National Mortgage Association
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 7.00% Cap), 2.14%(1),(2)		3/16/42	5,940,199	5,947,440
				9,356,687
12 Mo. London Interbank Offering Rate (LIBOR)	0.5%
Fannie Mae
(Floating, ICE LIBOR USD 1Y + 1.71%, 1.71% Floor, 10.24% Cap), 4.26%(1),(2)		9/1/36	63,113	66,095
6 Mo. Certificate Of Deposit Based ARMS	2.3%
Fannie Mae
(Floating, ICE LIBOR USD 6M + 1.00%, 1.00% Floor, 11.69% Cap), 3.15%(1),(2)		6/1/21	6,052	6,053
(Floating, ICE LIBOR USD 6M + 1.51%, 1.51% Floor, 10.54% Cap), 3.62%(1),(2)		12/1/24	177,372	179,713
Freddie Mac
(Floating, ICE LIBOR USD 6M + 1.89%, 1.89% Floor, 9.83% Cap), 4.20%(1),(2)		1/1/26	116,520	118,802
				304,568
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $9,734,900)				9,727,350
FIXED RATE MORTGAGE-RELATED SECURITIES	15.6%
Collateralized Mortgage Obligations	15.6%
Government National Mortgage Association 2.50%		5/20/65	2,070,390	2,070,109
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $2,062,260)				2,070,109

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	11.7%
Northern Institutional Treasury Portfolio Premier Class, 1.51%*		1,551,220	$1,551,220
TOTAL INVESTMENT COMPANIES
(Cost $1,551,220)			1,551,220
TOTAL INVESTMENTS
(Cost $ 13,348,380)	100.6%		$13,348,679
NET OTHER ASSETS (LIABILITIES)	(0.6)%		(74,434)
NET ASSETS	100.0%		$13,274,245

*	The rate presented is the 7-day effective yield in effect at December 31, 2019.

(1)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

(2)	Variable rate security. The rate presented is the rate in effect at December 31, 2019.

See notes to financial statements.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.8%
Banks	2.4%
PNC Financial Services Group
(The), Inc.		6,500	$1,037,595
Capital Goods	6.1%
Cummins, Inc.		10,000	1,789,600
Lockheed Martin Corp.		1,800	700,884
Raytheon Co.		750	164,805
			2,655,289
Consumer Durables & Apparel	2.0%
NIKE, Inc.		8,600	871,266
Consumer Services	3.1%
Carnival Corp.		23,396	1,189,219
Starbucks Corp.		1,700	149,464
			1,338,683
Diversified Financials	3.2%
Ameriprise Financial, Inc.		1,750	291,515
Discover Financial Services		12,942	1,097,741
			1,389,256
Energy	4.5%
Chevron Corp.		10,000	1,205,100
ConocoPhillips		10,000	650,300
EOG Resources, Inc.		1,500	125,640
			1,981,040
Food & Staples Retailing	3.4%
Costco Wholesale Corp.		5,000	1,469,600
Health Care Equipment & Services	4.0%
UnitedHealth Group, Inc.		5,892	1,732,130
Household & Personal Products	2.9%
Estee Lauder Cos (The), Inc.		1,500	309,810
Procter & Gamble		7,700	961,730
			1,271,540
Insurance	7.4%
Aflac, Inc.		30,150	1,594,935
Progressive (The) Corp.		19,700	1,426,083
Prudential Financial, Inc.		2,188	205,103
			3,226,121
Materials	1.7%
LyondellBasell Industries NV		7,753	732,503
Media	2.0%
Comcast Corp.		19,000	854,430

See notes to financial statements.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals & Biotechnology	11.7%
AbbVie, Inc.		15,000	$1,328,100
Amgen, Inc.		6,570	1,583,830
Bristol-Myers Squibb Co.		9,700	622,643
Eli Lilly & Co.		11,900	1,564,017
			5,098,590
Real Estate	2.4%
American Tower Corp.		500	114,910
Simon Property Group, Inc.		6,137	914,168
			1,029,078
Retailing	4.9%
Best Buy Co., Inc.		6,000	526,800
Dollar General Corp.		1,000	155,980
Home Depot (The), Inc.		6,676	1,457,905
			2,140,685
Semiconductors & Semiconductor	5.3%
Broadcom, Inc.		5,400	1,706,508
KLA-Tencor Corp.		3,000	534,510
Texas Instruments, Inc.		400	51,316
			2,292,334
Software & Services	19.5%
Accenture PLC		7,600	1,600,332
Alphabet, Inc.(a)		1,310	1,754,601
Intuit, Inc.		6,250	1,637,062
Mastercard, Inc.		5,500	1,642,245
Microsoft Corp.		11,900	1,876,630
			8,510,870
Technology Hardware & Equipment	1.4%
Cisco Systems, Inc.		13,000	623,480
Telecommunication Services	3.7%
AT&T, Inc.		41,000	1,602,280
Transportation	2.3%
CSX Corp.		14,000	1,013,040
Utilities	1.9%
Exelon Corp.		18,500	843,415

TOTAL COMMON STOCKS
(Cost $30,750,570)			41,713,225

See notes to financial statements.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	4.3%
Northern Institutional Treasury Portfolio Premier Class, 1.51%*		1,873,539	$1,873,539
TOTAL INVESTMENT COMPANIES
(Cost $1,873,539)			1,873,539
TOTAL INVESTMENTS
(Cost $ 32,624,109)	100.1%		$43,586,764
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(31,624)
NET ASSETS	100.0%		$43,555,140

*	The rate presented is the 7-day effective yield in effect at December 31, 2019.

(a)	Non-income producing security.

See notes to financial statements.

STATEMENTS OF ASSETS & LIABILITIES

December 31, 2019 (Unaudited)

	AAAMCO Ultrashort Financing Fund	Ultra Short Mortgage Fund	Large Cap Equity Fund
Assets:
Investments, at cost	$60,702,258	$13,348,380	$32,624,109
Investments, at value	60,653,971	13,348,679	43,586,764
Repurchase agreements, cost equals fair value	531,599,863	—	—
Receivable for dividends and interest	475,978	16,907	10,438
Receivable for paydowns on mortgage-backed securities	—	2,028	—
Receivable for capital shares sold	—	—	200
Receivable from Adviser	84,748	—	3,674
Receivable from Distributor	—	1,180	—
Other receivable	3,859	196	—
Total Assets	592,818,419	13,368,990	43,601,076
Liabilities:
Income distribution payable	792,010	9,422	—
Investment advisory fees payable	150,920	5,310	23,884
Distribution fees payable	864	2,950	7,669
Unitary fees payable	66,050	4,908	13,255
Capital shares redeemed payable	—	72,155	1,128
Total Liabilities	1,009,844	94,745	45,936
Net Assets	$591,808,575	$13,274,245	$43,555,140
Class I
Net assets	$9,679,609	$13,274,245	$—
Shares of common stock outstanding	968,278	1,945,938	—
Net asset value per share	$10.00	$6.82	$—
Class Y
Net assets	$582,128,966	$—	$—
Shares of common stock outstanding	58,227,655	—	—
Net asset value per share	$10.00	$—	$—
Class AMF
Net assets	$—	$—	$36,340,106
Shares of common stock outstanding	—	—	4,335,890
Net asset value per share	$—	$—	$8.38
Class H
Net assets	$—	$—	$7,215,034
Shares of common stock outstanding	—	—	864,718
Net asset value per share	$—	$—	$8.34
Net Assets
Paid in capital	$591,971,830	$17,524,438	$31,756,525
Distributable earnings	(163,255)	(4,250,193)	11,798,615
Net assets	$591,808,575	$13,274,245	$43,555,140

See notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2019 (Unaudited)

	AAAMCO Ultrashort Financing Fund	Ultra Short Mortgage Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$7,023,826	$125,864	$—
Dividend income	119,454	12,730	512,006
Total investment income	7,143,280	138,594	512,006
Operating expenses:
Investment advisory	886,333	33,657	137,339
Distribution — Class AMF Shares	—	—	43,976
Distribution — Class I Shares	4,459	18,698	—
Unitary fees	239,140	77,227	216,435
Interest expense	33,085	—	—
Other expenses	5,852	18	—
Total expenses before reductions	1,168,869	129,600	397,750
Expenses reduced by Investment Adviser	(476,645)	—	(21,129)
Expenses reduced by Distributor	—	(7,479)	—
Unitary Fee Waiver	(14,941)	—	—
Net expenses	677,283	122,121	376,621
Net investment income	6,465,997	16,473	135,385

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from investment transactions	19	(2,866)	1,953,739
Change in unrealized appreciation/depreciation on investments	(26,634)	89,117	2,057,062
Net realized and unrealized gains (losses) from investment activities	(26,615)	86,251	4,010,801
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,439,382	$102,724	$4,146,186

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	AAAMCO Ultrashort Financing Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$6,465,997	$8,534,425
Net realized gains (losses) from investment transactions	19	(65,802)
Net increase from payment by affiliates	—	1,674
Change in unrealized depreciation on investments	(26,634)	(21,653)
Change in net assets resulting from operations	6,439,382	8,448,644
Distributions paid to shareholders
Class I Shareholders	(93,249)	(192,978)
Class Y Shareholders	(6,362,055)	(8,376,939)
Total distributions paid to shareholders	(6,455,304)	(8,569,917)
Capital Transactions:
Class I Shares:
Proceeds from sale of shares	4,435,000	594,501
Value of shares issued to shareholders in reinvestment of dividends	79,376	192,978
Cost of shares redeemed	(1,618,348)	(2,634,570)
Class Y Shares:
Proceeds from sale of shares	14,480,400	560,670,000
Value of shares issued to shareholders in reinvestment of dividends	855,760	874,444
Cost of shares redeemed	(530,893)	(45,004,110)
Change in net assets from capital transactions	17,701,295	514,693,243
Change in net assets	17,685,373	514,571,970
Net Assets:
Beginning of period	574,123,202	59,551,232
End of period	$591,808,575	$574,123,202

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Ultra Short Mortgage Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$16,473	$301,971
Net realized losses from investment transactions	(2,866)	(391,858)
Change in unrealized appreciation on investments	89,117	282,294
Change in net assets resulting from operations	102,724	192,407
Distributions paid to shareholders	(79,036)	(518,730)
Capital Transactions:
Proceeds from sale of shares	6,000	136
Value of shares issued to shareholders in reinvestment of dividends	3,409	58,717
Cost of shares redeemed	(2,639,003)	(30,130,289)
Change in net assets from capital transactions	(2,629,594)	(30,071,436)
Change in net assets	(2,605,906)	(30,397,759)
Net Assets:
Beginning of period	15,880,151	46,277,910
End of period	$13,274,245	$15,880,151

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Large Cap Equity Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$135,385	$283,358
Net realized gains from investment transactions	1,953,739	790,357
Change in unrealized appreciation on investments	2,057,062	1,868,721
Change in net assets resulting from operations	4,146,186	2,942,436
Distributions paid to shareholders
Class AMF Shareholders	(1,663,733)	(3,812,607)
Class H Shareholders	(338,495)	(734,296)
Total distributions paid to shareholders	(2,002,228)	(4,546,903)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	156,918	400,291
Value of shares issued to shareholders in reinvestment of dividends	1,491,875	3,404,230
Cost of shares redeemed	(1,546,410)	(3,804,462)
Class H Shares:
Proceeds from sale of shares	421,269	1,113,329
Value of shares issued to shareholders in reinvestment of dividends	6,776	13,508
Cost of shares redeemed	(459,361)	(333,946)
Change in net assets from capital transactions	71,067	792,950
Change in net assets	2,215,025	(811,517)
Net Assets:
Beginning of period	41,340,115	42,151,632
End of period	$43,555,140	$41,340,115

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND — CLASS I SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30, 2019	Eight Months Ended June 30, 2018		Period Ended October 31, 2017(1)
Net asset value, beginning of period	$10.00		$10.00	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.1072		0.2507	0.1260		0.0533
Net realized and unrealized gains (losses) from investments	0.0006		(0.0003)	(0.0025)		0.0018	(2)
Total from investment operations	0.1078		0.2504	0.1235		0.0551
Less distributions:
From net investment income	(0.1078)		(0.2504)	(0.1235)		(0.0551)
Change in net asset value	—		—	—		—
Net asset value, end of period	$10.00		$10.00	$10.00		$10.00
Total return	1.08	%(3)	2.53%	1.24	%(3)	0.55	%(3)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$9,680		$6,784	$8,632		$9,049
Ratio of net expenses to average net assets(4),(5)	0.27	%(6)	0.27%	0.30	%(6)	0.34	%(6)
Ratio of net investment income to average net assets	1.83	%(6)	2.48%	1.89	%(6)	1.32	%(6)
Ratio of gross expenses to average net assets(4)	0.48	%(6)	0.67%	1.05	%(6)	1.05	%(6)
Portfolio turnover rate	3	%(3)	258%	706	%(3)	389	%(3)

(1)	For the period from June 6, 2017, commencement of operations, to October 31, 2017.

(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.

(4)	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(5)	The impact of the voluntary waivers for the year ended June 30, 2019 was 0.09%.

(6)	Annualized for periods less than one year.

See notes to financial statements.

AAAMCO ULTRASHORT FINANCING FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30, 2019	Eight Months Ended June 30, 2018		Period Ended October 31, 2017(1)
Net asset value, beginning of period	$10.00		$10.00	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.1105		0.2527	0.1290		0.0553
Net realized and unrealized gains (losses) from investments	(0.0002)		0.0028 (2)	(0.0021)		0.0018	(2)
Total from investment operations	0.1103		0.2555	0.1269		0.0571
Less distributions:
Dividends paid to shareholders:
From net investment income	(0.1103)		(0.2555)	(0.1269)		(0.0571)
Change in net asset value	—		—	—		—
Net asset value, end of period	$10.00		$10.00	$10.00		$10.00
Total return	1.11	%(3)	2.58%	1.28	%(3)	0.57	%(3),(4)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$582,129		$567,339	$50,919		$50,281
Ratio of net expenses to average net assets(5),(6)	0.22	%(7)	0.21%	0.25	%(7)	0.29	%(7)
Ratio of net investment income to average net assets	1.97	%(7)	2.63%	1.95	%(7)	1.37	%(7)
Ratio of gross expenses to average net assets(5)	0.38	%(7)	0.43%	0.95	%(7)	0.96	%(7)
Portfolio turnover rate	3	%(3)	258%	706	%(3)	389	%(3)

(1)	For the period from June 6, 2017, commencement of operations, to October 31, 2017.

(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.

(4)	During the period ended October 31, 2017, the AAAMCO Ultrashort Financing Fund received monies from the Adviser. If these monies were not received, the return for the period would have been 0.47%.

(5)	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(6)	The impact of the voluntary waivers for the year ended June 30, 2019 was 0.09%.

(7)	Annualized for periods less than one year.

See notes to financial statements.

ULTRA SHORT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31,			Eight Months		Year Ended October 31,
	2019 (Unaudited)		Year Ended June 30, 2019	Ended June 30, 2018		2017	2016	2015	2014
Net asset value, beginning of period	$6.81		$6.86	$7.00		$7.16	$7.29	$7.36	$7.37
Income (loss) from investment operations:
Net investment income	0.0103		0.9071	0.0268		0.0205	0.0439	0.0575	0.0722
Net realized and unrealized gains (losses) from investments	0.0360		(0.8498)	(0.0873)		(0.0636)	(0.0603)	(0.0339)	0.0225
Total from investment operations	0.0463		0.0573	(0.0605)		(0.0431)	(0.0164)	0.0236	0.0947
Less distributions:
From net investment income	(0.0363)		(0.1073)	(0.0795)		(0.1169)	(0.1136)	(0.0936)	(0.1047)
Change in net asset value	0.01		(0.05)	(0.14)		(0.16)	(0.13)	(0.07)	(0.01)
Net asset value, end of period	$6.82		$6.81	$6.86		$7.00	$7.16	$7.29	$7.36
Total return	0.68	%(1)	0.85%	(0.87	)%(1)	(0.61)%	(0.22)%	0.32%	1.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$13,274		$15,880	$46,278		$87,386	$119,895	$174,378	$197,512
Ratio of net expenses to average net assets(2)	1.63	%(3)	1.40%	1.10	%(3)	1.03%	0.96%	0.92%	0.80%
Ratio of net investment income to average net assets	0.22	%(3)	0.98%	0.82	%(3)	0.53%	0.75%	0.85%	1.08%
Ratio of gross expenses to average net assets	1.73	%(3)	1.63%	1.38	%(3)	1.30%	1.22%	1.18%	1.09%
Portfolio turnover rate	44	%(1)	74%	32	%(1)	26%	26%	22%	3%

(1)	Not annualized for periods less than one year.

(2)	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(3)	Annualized for periods less than one year.

See notes to financial statements.

LARGE CAP EQUITY FUND — CLASS AMF SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31,			Eight Months		Year Ended October 31,
	2019 (Unaudited)		Year Ended June 30, 2019	Ended June 30, 2018		2017	2016	2015	2014
Net asset value, beginning of period	$7.96		$8.39	$9.84		$10.34	$10.43	$11.37	$11.10
Income (loss) from investment operations:
Net investment income	0.04		0.05	0.04		0.11	0.12	0.13	0.13
Net realized and unrealized gains (losses) from investments	0.77		0.45	0.30		2.02	0.57	(0.20)	1.03
Total from investment operations	0.81		0.50	0.34		2.13	0.69	(0.07)	1.16
Less distributions:
From net investment income	(0.02)		(0.05)	(0.05)		(0.11)	(0.12)	(0.14)	(0.14)
From net realized gains	(0.37)		(0.88)	(1.74)		(2.52)	(0.66)	(0.73)	(0.75)
Total distributions	(0.39)		(0.93)	(1.79)		(2.63)	(0.78)	(0.87)	(0.89)
Change in net asset value	0.42		(0.43)	(1.45)		(0.50)	(0.09)	(0.94)	0.27
Net asset value, end of period	$8.38		$7.96	$8.39		$9.84	$10.34	$10.43	$11.37
Total return	10.27	%(1)	7.68%	3.41	%(1)	24.63%	7.06%	(0.87)%	10.90%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$36,340		$34,453	$35,819		$40,104	$36,668	$39,017	$54,780
Ratio of net expenses to average net assets(2)	1.82	%(3)	1.77%	1.49	%(3)	1.40%	1.32%	1.28%	1.24%
Ratio of net investment income to average net assets	0.60	%(3)	0.63%	0.69	%(3)	1.09%	1.18%	1.22%	1.13%
Ratio of gross expenses to average net assets	1.92	%(3)	1.89%	1.59	%(3)	1.50%	1.42%	1.38%	1.34%
Portfolio turnover rate	20	%(1)	26%	21	%(1)	112%	76%	9%	7%

(1)	Not annualized for periods less than one year.

(2)	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(3)	Annualized for periods less than one year.

See notes to financial statements.

LARGE CAP EQUITY FUND — CLASS H SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended December 31,			Eight Months		Year Ended October 31,
	2019 (Unaudited)		Year Ended June 30, 2019	Ended June 30, 2018		2017	2016	2015	2014
Net asset value, beginning of period	$7.93		$8.36	$9.82		$10.34	$10.43	$11.36	$11.10
Income (loss) from investment operations:
Net investment income	0.02		0.07	0.05		0.12	0.15	0.14	0.13
Net realized and unrealized gains (losses) from investments	0.80		0.45	0.30		2.02	0.56	(0.19)	1.04
Total from investment operations	0.82		0.52	0.35		2.14	0.71	(0.05)	1.17
Less distributions:
From net investment income	(0.04)		(0.07)	(0.07)		(0.14)	(0.14)	(0.15)	(0.16)
From net realized gains	(0.37)		(0.88)	(1.74)		(2.52)	(0.66)	(0.73)	(0.75)
Total distributions	(0.41)		(0.95)	(1.81)		(2.66)	(0.80)	(0.88)	(0.91)
Change in net asset value	0.41		(0.43)	(1.46)		(0.52)	(0.09)	(0.93)	0.26
Net asset value, end of period	$8.34		$7.93	$8.36		$9.82	$10.34	$10.43	$11.36
Total return	10.32	%(1)	7.93%	3.54	%(1)	24.76%	7.23%	(0.62)%	10.99%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$7,215		$6,887	$6,333		$6,196	$5,313	$6,560	$6,864
Ratio of net expenses to average net assets(2)	1.57	%(3)	1.56%	1.35	%(3)	1.25%	1.16%	1.13%	1.09%
Ratio of net investment income to average net assets	0.86	%(3)	0.85%	0.82	%(3)	1.24%	1.38%	1.33%	1.15%
Ratio of gross expenses to average net assets	1.67	%(3)	1.64%	1.35	%(3)	1.25%	1.16%	1.13%	1.09%
Portfolio turnover rate	20	%(1)	26%	21	%(1)	112%	76%	9%	7%

(1)	Not annualized for periods less than one year.

(2)	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(3)	Annualized for periods less than one year.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of December 31, 2019, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the AAAMCO Ultrashort Financing Fund, the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Other series of the Trust are not included in this report. The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares. Class I and Class Y Shares of the AAAMCO Ultrashort Financing Fund have the same rights and obligations except: (i) Class I Shares bear a distribution fee, while Class Y Shares do not have any distribution fee, which will cause Class I Shares to have a higher expense ratio and to pay lower dividends than those related to Class Y Shares; (ii) other expenses, which are determined to properly apply to one class of shares by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund commenced operations on June 6, 2017. The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares by the Board, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2019 (Unaudited)

pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. Repurchase agreements are valued at par daily, as long as the market value of collateral is sufficient to support this valuation. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/ dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AAAMCO Ultrashort Financing Fund
Adjustable Rate Mortgage-Related Securities	$—	$47,816,088	$—	$47,816,088
Fixed Rate Mortgage-Related Securities	—	4,140,219	—	4,140,219
Repurchase Agreements	—	531,599,863	—	531,599,863
Investment Companies	8,697,664	—	—	8,697,664
Total Investments	8,697,664	583,556,170	—	592,253,834
Ultra Short Mortgage Fund
Adjustable Rate Mortgage-Related Securities	—	9,727,350	—	9,727,350
Fixed Rate Mortgage-Related Securities	—	2,070,109	—	2,070,109
Investment Companies	1,551,220	—	—	1,551,220
Total Investments	1,551,220	11,797,459	—	13,348,679
Large Cap Equity Fund
Common Stocks	41,713,225	—	—	41,713,225
Investment Companies	1,873,539	—	—	1,873,539
Total Investments	43,586,764	—	—	43,586,764

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2019 (Unaudited)

As of December 31, 2019, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 as of December 31, 2019, based on levels assigned to securities as of December 31, 2019.

REPURCHASE AGREEMENTS

The AAAMCO Ultrashort Financing Fund and the Ultra Short Mortgage Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian or other contracted parties, receives delivery of the underlying collateral for each repurchase agreement. The Funds require the custodian or other contracted parties to take possession of all collateral for repurchase agreements. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of December 31, 2019.

The Funds may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of December 31, 2019, the AAAMCO Ultrashort Financing Fund has invested in the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral received related to those repurchase agreements.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund Name	Counterparty	Weighted Average Days to Maturity	Gross Amounts of Assets Presented In Statements of Assets and Liabilities	Financial Instruments*	Net Amount
AAAMCO Ultrashort Financing Fund	Amherst Pierpont
	Securities LLC	2.00	$30,000,000	$(30,000,000)	$—
	BCM High Income Fund, L.P.	Open	31,825,670	(31,825,670)	—
	BMO Capital Markets	Open	34,186,366	(34,186,366)	—
	Brean Capital	6.00	92,188,000	(92,188,000)	—
	Cantor	2.00	22,000,000	(22,000,000)	—
	Capstead Mortgage	6.00	102,076,000	(102,076,000)	—
	JVB Financial	4.71	58,171,157	(58,171,157)	—
	Nathan Hale Capital	Open	2,858,000	(2,858,000)	—
	Performance Trust	2.00	4,413,000	(4,413,000)	—
	Solomon Hess Opportunity
	Fund	Open	43,504,880	(43,504,880)	—
	Solomon Hess SBA	Open	10,376,790	(10,376,790)	—
	Stifel Nicolaus & Co.	6.00	100,000,000	(100,000,000)	—
	Total		$531,599,863	$(531,599,863)	$—

*	Collateral presented is disclosed up to the fair value of the asset; therefore, collateral received may be in excess of the collateral presented.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2019 (Unaudited)

SECURITIES PURCHASED OR SOLD ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

Each Fund may purchase or sell securities on a when-issued basis or delayed-delivery basis. With when-issued transactions, securities are bought or sold during the periods between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased or sold on a delayed-delivery basis, the price of the securities is fixed at the time of the commitment to purchase or sell is made, but settlement may take place at a future date. By the time of delivery, securities purchased or sold on a when-issued or delayed-delivery basis may be valued at less than the purchase or sell price. At the time when-issued or delayed-delivery securities are purchased or sold, a Fund must set aside funds or securities in a segregated account to pay for the purchase or as collateral for the sale. There were no securities purchased or sold on a when-issued or delayed-delivery basis held by the Funds as of December 31, 2019.

MORTGAGE-BACKED TO-BE-ANNOUNCED TRANSACTIONS

A Mortgage-Backed To-Be-Announced (“TBA”) trade represents a forward contract for the purchase or sale of single-family mortgage-related securities to be delivered on a specified future date. In a typical TBA trade, the specific pool of mortgages that will be delivered to fulfill the forward contract are unknown at the time of the trade. The parties to a TBA trade agree upon the issuer, coupon, price, product type, amount of securities and settlement date for delivery. Settlement for TBA trades is standardized to occur on one specific day each month. The mortgage-related securities that ultimately will be delivered, and the loans backing those mortgage-related securities, frequently have not been created or originated at the time of the TBA trade, even though a price for the securities is agreed to at that time.

The Ultra Short Mortgage Fund and the AAAMCO Ultrashort Financing Fund may engage in TBA transactions to manage cash positions as well as to manage interest rate and prepayment risks. The Funds may engage in forward sales of TBA trades only when the Funds have identified the actual mortgage pool held in position to be delivered in fulfillment of the TBA trade obligation(specifying the pool or CUSIP number). These pools must be deliverable into the sold TBA position. There were no mortgage-backed TBA positions held in the Ultra Short Mortgage or Ultra Short Financing Fund at December 31, 2019.

DISTRIBUTIONS TO SHAREHOLDERS

AAAMCO Ultrashort Financing Fund and Ultra Short Mortgage Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends as well as the most recent fiscal year end which has yet to be filed). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2019 (Unaudited)

the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

EXPENSE ALLOCATION

Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets or other reasonable basis.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a scientific basis and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

B. Fees and transactions with affiliates were as follows:

FEES AND TRANSACTIONS WITH AFFILIATES

Austin Atlantic Asset Management Company (“AAAMCO”) serves the Funds as investment adviser (the “Adviser”). The Adviser is a wholly-owned subsidiary of Austin Atlantic Inc. (“AAI”). AAI is controlled by Rodger D. Shay, Jr., President of Austin Atlantic Capital Inc. (“AACI”), also a wholly-owned subsidiary of AAI.

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the AAAMCO Ultrashort Financing Fund is 0.30% of average daily net assets. The Adviser voluntarily waived $235,257, of the investment advisory fee for the six months ended December 31, 2019. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP)) exceed 0.30% for Class Y shares and 0.35% for Class I shares through October 28, 2020. If it becomes unnecessary for the Adviser to contractually waive fees or make reimbursements, the Adviser may recapture any of its prior contractual waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The Adviser cannot terminate this agreement prior to October 28, 2020. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will also terminate automatically upon termination of the investment advisory agreement. For the six months ended ended December 31, 2019, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Fund in the amounts of $241,388.

The Adviser has retained Treesdale Partners, LLC (“Treesdale”) to perform a daily review of repurchase agreement collateral for the AAAMCO Ultrashort Financing Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays Treesdale a fee for these services.

As of December 31, 2019, the AAAMCO Ultrashort Financing Fund had the following amounts (and year of expiration) subject to repayment to the Adviser:

Year Waived	Year Repayment Expires	Balance
2017	2020	$111,499
2018	2021	$189,472
2019	2022	$408,200
Six months ended 12/31/19	2023	$241,388

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.35% of average daily net assets for the six months ended December 31, 2019.

Effective, June 7, 2019, the Adviser has retained System Two Advisors, L.P. (“S2”) to perform the daily investment of the assets of the Large Cap Equity Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays S2 a fee for these services.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2019 (Unaudited)

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.55% of average daily net assets for the six months ended December 31, 2019.

The Ultra Short Mortgage Fund may invest in the AAAMCO Ultrashort Financing Fund. The Fund’s Adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying AAAMCO Ultrashort Financing Fund on the Ultra Short Mortgage Fund’s investment in the AAAMCO Ultrashort Financing Fund. This fee waiver is accrued daily and settled monthly. During the six months ended December 31, 2019, the Ultra Short Mortgage Fund did not own any shares of AAAMCO Ultrashort Financing Fund.

AACI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of AAI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for the AAAMCO Ultrashort Financing Fund Class I Shares is 0.10% of average daily net assets. The AAAMCO Ultrashort Financing Fund Class Y Shares do not have a distribution fee.

The distribution fee rate for the Ultra Short Mortgage Fund is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund paid an amount equal to 0.15% of average daily net assets for the six months ended December 31, 2019.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

There were no brokerage commissions paid to the Distributor during the six months ended December 31, 2019.

BUSINESS MANAGER AND ADMINISTRATOR

The Trust has Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”), who serves as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Funds either directly or through working with the Fund’s service providers. Services provided under the Agreements by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, Foreside pays all operating expenses of the Fund not specifically assumed by the Trust, unless the Trust and the Funds’ Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust or the Funds; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Foreside) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of trustees of the Trust who are not interested persons of the Trust, as defined in the 1940 Act; and all other operating expenses not specifically assumed by the Trust or the Funds. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust or the Funds. Such expenses are disclosed on the Statements of Operations as “Unitary fees”.

For services under the Agreement and expenses assumed by Foreside, the Ultra Short Mortgage Fund and the Large Cap Equity Funds pay Foreside an annual fee of 0.35% of average daily net assets of the Funds; subject to an aggregate minimum annual fee of $665,000 for these Funds. The AAAMCO Ultrashort Financing Fund pays

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2019 (Unaudited)

Foreside an annual fee of 0.08% of average daily net assets on the first $500 million, 0.06% of average daily net assets on the next $500 million and 0.04% of average daily net assets over $1 billion; subject to an aggregate minimum annual fee of $326,000. With respect to the Funds, Foreside has voluntarily agreed to waive a portion of its fee, which is disclosed on the statements of operations.

C. Transactions in shares of the Funds for the six months ended December 31, 2019, and year ended June 30, 2019, were as follows:

	AAAMCO Ultrashort Financing Fund
	Six Months Ended December 31, 2019	Year ended June 30, 2019
Shares Transactions Class I:
Sale of shares	443,500	59,450
Shares issued to shareholders in reinvestment of dividends	7,938	19,298
Shares redeemed	(161,835)	(263,457)
Net increase (decrease)	289,603	(184,709)
Shares outstanding
Beginning of period	678,675	863,384
End of period	968,278	678,675

Shares Transactions Class Y:
Sale of shares	1,448,040	56,067,000
Shares issued to shareholders in reinvestment of dividends	85,576	87,444
Shares redeemed	(53,090)	(4,500,410)
Net increase	1,480,526	51,654,034
Shares outstanding
Beginning of period	56,747,129	5,093,095
End of period	58,227,655	56,747,129

	Ultra Short Mortgage Fund
	Six Months Ended December 31, 2019	Year ended June 30, 2019
Shares Transactions Class I:
Sale of shares	878	20
Shares issued to shareholders in reinvestment of dividends	499	8,597
Shares redeemed	(386,180)	(4,423,566)
Net decrease	(384,803)	(4,414,949)
Shares outstanding
Beginning of period	2,330,741	6,745,690
End of period	1,945,938	2,330,741

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2019 (Unaudited)

	Large Cap Equity Fund
	Six Months Ended December 31, 2019	Year ended June 30, 2019
Shares Transactions Class AMF:
Sale of shares	18,862	48,729
Shares issued to shareholders in reinvestment of dividends	177,434	489,482
Shares redeemed	(186,463)	(483,068)
Net increase	9,833	55,143
Shares outstanding
Beginning of period	4,326,057	4,270,914
End of period	4,335,890	4,326,057

Shares Transactions Class H:
Sale of shares	50,579	149,654
Shares issued to shareholders in reinvestment of dividends	810	1,946
Shares redeemed	(55,124)	(40,979)
Net increase (decrease)	(3,735)	110,621
Shares outstanding
Beginning of period	868,453	757,832
End of period	864,718	868,453

D. For the six months ended December 31, 2019, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	AAAMCO Ultra Short Financing Fund	Ultra Short Mortgage Fund	Large Cap Equity Fund
Purchases	$—	$—	$8,237,468
Sales	—	—	10,346,696

For the six months ended December 31, 2019, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	AAAMCO Ultra Short Financing Fund	Ultra Short Mortgage Fund	Large Cap Equity Fund
Purchases	$1,899,542	$6,1000,206	$—
Sales	26,260,698	10,232,096	—

E. NEW ACCOUNTING PRONOUNCEMENTS

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted certain provisions of ASU 2018-13 for these financial statements.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2019 (Unaudited)

F. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal periods ended June 30, 2019 and 2018, and October 31, 2017 for the Ultra Short Mortgage Fund and AAAMCO Ultrashort Financing Fund, were as follows:

2019	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
AAAMCO Ultrashort Financing Fund	$7,502,610	$7,502,610	$7,502,610
Ultra Short Mortgage Fund	572,467	572,467	572,467

2018	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
AAAMCO Ultrashort Financing Fund	$740,785	$740,785	$740,785
Ultra Short Mortgage Fund	760,545	760,545	760,545

2017	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
AAAMCO Ultrashort Financing Fund	$326,851	$326,851	$326,851
Ultra Short Mortgage Fund	1,836,453	1,836,453	1,836,453

*	Total distributions paid differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the fiscal periods ended June 30, 2019 and 2018, and October 31, 2017, for the Large Cap Equity Fund were as follows:

	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Total Distributions Paid
2019
Large Cap Equity Fund	$281,468	$4,265,435	$4,546,903	$4,546,903
2018
Large Cap Equity Fund	1,920,081	6,482,143	8,402,224	8,402,224
2017
Large Cap Equity Fund	1,333,244	9,057,753	10,390,997	10,390,997

At December 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAAMCO Ultrashort Financing Fund	$592,302,121	$20,939	$(69,226)	$(48,287)
Ultrashort Mortgage Fund	13,348,380	13,295	(12,996)	299
Large Cap Equity Fund	32,624,109	11,234,971	(272,316)	10,962,655

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2019 (Unaudited)

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
AAAMCO Ultrashort Financing Fund	$1,052,073	$—	$1,052,073	$(1,067,307)	$(110,446)	$(21,653)	$(147,333)
Ultra Short Mortgage Fund	89,468	—	89,468	(16,912)	(4,257,619)	(88,818)	(4,273,881)
Large Cap Equity Fund	—	749,064	749,064	—	—	8,905,593	9,654,657

The tax character of current year distributions paid and the tax basis of the current components of distributable earnings/(accumulated deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight year limit on the use of capital loss carry-forwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended October 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended October 31, 2012, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended October 31, 2012, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended October 31, 2012, without an expiration date have been utilized. As a result, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carry-forwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the tax year ended June 30, 2019, Ultra Short Mortgage Fund had net capital loss carry-forward amounts that expired of $2,013,187.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Fund	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
AAAMCO Ultrashort Financing Fund	$110,446	$—
Ultra Short Mortgage Fund	1,015,809	3,241,810

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

NOTES TO FINANCIAL STATEMENTS (concluded)

December 31, 2019 (Unaudited)

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to tax equalization, expiration of capital loss carry-forwards and changes in tax characterization. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At June 30, 2019, the following reclassifications were recorded:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid in Capital
Ultra Short Mortgage Fund	$2,013,187	$(2,013,187)
Large Cap Equity Fund	(38,413)	38,413

G. SUBSEQUENT EVENTS

The Funds have evaluated events from December 31, 2019, through the date that these financial statements were issued. There are no subsequent events to report that would have a material impact on the Funds’ financial statements.

H. BENEFICIAL SHARE TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2019, the following entities owned beneficially or of record 25% or greater of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Fund	Record Owner	% Ownership
AAAMCO Ultra Short Financing Fund	Bethpage Federal Credit Union	84.5%
Ultra Short Mortgage Fund	LPL Financial Services A	52.4%

I. CONCENTRATION OF OWNERSHIP

A significant portion of the AAAMCO Ultrashort Financing Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of the Funds’ investment strategy.

J. TRUSTEE COMPENSATION

The Independent Trustees are compensated for their services to the Trust by Foreside as part of the Management and Administration Agreement. Each Independent Trustee received an annual retainer of $14,000 through October 31, 2019 and beginning on November 1, 2019 receives an annual retainer of $16,000, and an in person meeting fee of $4,000 for Board meetings and $1,500 for committee meetings. For each telephonic meeting, the attendance fee is $1,000. Collectively, the Independent Trustees were paid $48,000 in fees during the six months ended December 31, 2019, for the entire Trust. Foreside paid Trustee compensation in the amount of $48,000 on behalf of the Funds. In addition, Foreside reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

ADDITIONAL INFORMATION

December 31, 2019 (Unaudited)

A. SECURITY ALLOCATION

AAAMCO ULTRASHORT FINANCING FUND

Security Allocation	Percentage of Net Assets
Assets:
Repurchase Agreements	89.8%
Mortgage-Related Securities	8.8
Investment Companies	1.5
Total	100.1%

ULTRA SHORT MORTGAGE FUND

Security Allocation	Percentage of Net Assets
Assets:
Adjustable Rate Mortgage-Related Securities	73.5%
Fixed Rate Mortgage-Related Securities	15.6
Investment Companies	11.7
Total	100.6%

LARGE CAP EQUITY FUND

Security Allocation	Percentage of Net Assets
Assets:
Common Stocks	95.8%
Investment Companies	4.3
Total	100.1%

B. EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expense Paid During Period* 7/1/19 – 12/31/19	Expense Ratio During Period** 7/1/19 – 12/31/19
AAAMCO Ultrashort Financing Fund - Class I	$ 1,000.00	$ 1,010.80	$ 1.36	0.27%
AAAMCO Ultrashort Financing Fund - Class Y	1,000.00	1,011.10	1.10	0.22%
Ultra Short Mortgage Fund	1,000.00	1,006.80	8.25	1.63%
Large Cap Equity Fund - Class AMF	1,000.00	1,102.70	9.67	1.82%
Large Cap Equity Fund - Class H	1,000.00	1,103.20	8.34	1.57%

*

Expenses are equal to the Funds’ annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (184) divided by the number of days in the current year (365)

**	Annualized.

ADDITIONAL INFORMATION

December 31, 2019 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expense Paid During Period* 7/1/19 – 12/31/19	Expense Ratio During Period** 7/1/19 – 12/31/19
AAAMCO Ultrashort Financing Fund - Class I	$ 1,000.00	$ 1,023.85	$ 1.37	0.27%
AAAMCO Ultrashort Financing Fund - Class Y	1,000.00	1,024.11	1.11	0.22%
Ultra Short Mortgage Fund	1,000.00	1,016.98	8.29	1.63%
Large Cap Equity Fund - Class AMF	1,000.00	1,016.01	9.27	1.82%
Large Cap Equity Fund - Class H	1,000.00	1,017.27	8.00	1.57%

*

Expenses are equal to the Funds’ annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (184) divided by the number of days in the current year (365)

**	Annualized.

OTHER INFORMATION:

The Adviser or S2 is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser or S2 uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q, or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT, and is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-247-9780.

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

DISTRIBUTOR

Austin Atlantic Capital Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

ADVISER

Austin Atlantic Asset Management Company
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

SUB-ADVISER FOR AAAMCO ULTRASHORT FINANCING FUND

Treesdale Partners, LLC
1325 Avenue of the Americas, Suite 2302
New York, New York 10019

SUB-ADVISER FOR LARGE CAP EQUITY FUND

System Two Advisors, L.P.
47 Maple Street, Suite 303A
Summit, NJ 07901

FINANCIAL ADMINISTRATION AND TRANSFER AND DIVIDEND AGENT

The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60601

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

CUSTODIAN

Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC
Three Canal Plaze, Suite 100
Portland, Maine 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

AMF SEMI 1219

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual reporting period.

(a)(2) Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification required by Item 12(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: March 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ David Bunstine
David Bunstine
President

Date: March 5, 2020

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: March 5, 2020